INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2014, and December 31, 2013:

(in thousands of $)	2014	2013
Total minimum lease payments to be received	1,174,327	1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(330,056)	(432,463)
Net minimum lease payments receivable	844,271	1,057,648
Estimated residual values of leased property (un-guaranteed)	239,002	278,152
Less: unearned income	(243,419)	(318,910)
	839,854	1,016,890
Less: deferred deemed equity contribution	(86,585)	(106,377)
Less: unamortized gains	(6,738)	(7,105)
Total investment in direct financing and sales-type leases	746,531	903,408
Current portion	37,517	45,148
Long-term portion	709,014	858,260
	746,531	903,408

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2014, are as follows:

(in thousands of $) Year ending December 31
2015	117,479
2016	155,562
2017	154,626
2018	147,931
2019	135,690
Thereafter	463,039
Total minimum lease revenues	1,174,327